                  [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]


MARGUERITE C. BATEMAN
DIRECT LINE: 202.383.0107
E-mail: marguerite.bateman@sablaw.com

                                October 22, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   MLIG VARIABLE INSURANCE TRUST
      File No. 811-21038


Dear Commissioners:

      Attached for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 14c-5(a) under the Securities Exchange Act of 1934 and the conditions of the exemptive order issued to the MLIG Variable Insurance Trust (the "Trust") by the Commission on November 19, 2002 is a definitive information statement for the Trust. Please do not hesitate to call the undersigned at the above number or Cynthia Beyea at 202-383-0472 if you have any questions or comments about this filing.

                                       Sincerely,

                                       /s/ Marguerite C. Bateman
                                       -------------------------
                                       Marguerite C. Bateman


Attachment
cc:  Kirsty Lieberman (MLIG)